Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 91.64%
Banks — 3.63%
JPMorgan Chase & Co. .................................. 85,000 $ 11,535,350
Beverages — 3.45%
PepsiCo, Inc. ......................................... 60,000 10,941,000
Capital Markets — 3.41%
BlackRock, Inc. ........................................ 5,500 3,616,525
S&P Global, Inc. ....................................... 8,500 3,123,155
T Rowe Price Group, Inc. ................................ 38,000 4,072,080
10,811,760
Chemicals — 3.30%
Ecolab, Inc. ........................................... 20,500 3,383,525
Linde PLC ............................................ 20,000 7,073,200
10,456,725
Commercial Services & Supplies — 1 .54%
Copart, Inc. (a) ........................................ 56,000 4,905,040
Consumer Staples Distribution & Retail — 2.45%
Walmart, Inc. ......................................... 53,000 7,784,110
Diversified Telecommunication Services — 1.68%
Verizon Communications, Inc. ............................. 150,000 5,344,500
Electric Utilities — 0.93%
NextEra Energy, Inc. .................................... 40,000 2,938,400
Financial Services — 9.57%
Berkshire Hathaway, Inc. (a) .............................. 40,000 12,843,200
Mastercard, Inc. ....................................... 45,000 16,425,900
Visa, Inc. ............................................ 5,000 1,105,150
30,374,250
Ground Transportation — 2.03%
Union Pacific Corp. ..................................... 33,500 6,449,420
Health Care Providers & Services — 3.84%
UnitedHealth Group, Inc. ................................. 25,000 12,181,000
Health Care Technology — 1.41%
Veeva Systems, Inc. (a) .................................. 27,000 4,473,900
Household Products — 1.73%
Colgate-Palmolive Co. ................................... 74,000 5,504,120

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
May 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 91.64% (Continued)
Insurance — 1.87%
Chubb Ltd. ........................................... 32,000 $ 5,945,600
Interactive Media & Services — 9.63%
Alphabet, Inc. (a) ...................................... 180,000 22,116,600
Meta Platforms, Inc. (a) .................................. 32,000 8,471,040
30,587,640
IT Services — 2.70%
Accenture PLC ........................................ 28,000 8,565,760
Life Sciences Tools & Services — 5.72%
Danaher Corp. ........................................ 42,000 9,644,040
Thermo Fisher Scientific, Inc. ............................. 9,500 4,830,370
West Pharmaceutical Services, Inc. ......................... 11,000 3,680,930
18,155,340
Machinery — 2.00%
Toro Co. ............................................. 65,000 6,358,950
Multi-Utilities — 1.67%
Sempra Energy ........................................ 37,000 5,310,610
Oil, Gas & Consumable Fuels — 1 .58%
EOG Resources, Inc. ................................... 20,000 2,145,800
Exxon Mobil Corp. ...................................... 28,000 2,861,040
5,006,840
Pharmaceuticals — 3.89%
Merck & Co., Inc. ...................................... 112,000 12,365,920
Professional Services — 2.17%
Automatic Data Processing, Inc. ........................... 33,000 6,896,670
Semiconductors & Semiconductor Equipment — 2.19%
Texas Instruments, Inc. .................................. 40,000 6,955,200
Software — 10.02%
Intuit, Inc. ............................................ 15,000 6,286,800
Microsoft Corp. ........................................ 66,000 21,673,740
Roper Technologies, Inc. ................................. 8,500 3,860,870
31,821,410
Specialty Retail — 5.01%
Home Depot, Inc. ...................................... 33,000 9,353,850
TJX Cos., Inc. ......................................... 85,547 6,569,154
15,923,004

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
May 31, 2023 (Unaudited)
 The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
COMMON STOCKS — 91.64% (Continued)
Technology Hardware, Storage & Peripherals — 2.79%
Apple, Inc. ........................................... 50,000 $ 8,862,500
Textiles, Apparel & Luxury Goods — 1.43%
NIKE, Inc. - Class B .................................... 43,000 4,526,180
TOTAL COMMON STOCKS (Cost $205,262,660) .............. 290,981,199
EXCHANGE TRADED FUNDS — 7.95%
iShares U.S. Energy ETF ................................. 300,000 12,117,000
Technology Select Sector SPDR Fund ....................... 80,000 13,142,400
TOTAL EXCHANGE TRADED FUNDS (Cost $11,836,094) ....... 25,259,400
MONEY MARKET FUNDS — 0.37%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio,
Institutional Class, 4.999% (b) ............................. 1,190,781 1,190,781
TOTAL MONEY MARKET FUNDS (Cost $1,190,781) ........... 1,190,781
Total Investments (Cost $218,289,535) — 99.96% 317,431,380
Other Assets in Excess of Liabilities — 0.04% ................ 121,280
TOTAL NET ASSETS — 100.00% ......................... $ 317,552,660
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
SPDR
Standard & Poor's Depositary Receipt
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of May 31, 2023.

Bright Rock Quality Large Cap Fund
Notes to Schedule of Investments
May 31, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordancewith Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2023:

Bright Rock Quality Large Cap Fund
Notes to Schedule of Investments (Continued)
May 31, 2023 (Unaudited)
Bright Rock Quality Large Cap Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 290,981,199 $ – $ – $ 290,981,199
Total Equity Securities 290,981,199 – – 290,981,199
Investment Company:
Exchange Traded Funds 25,259,400 – – 25,259,400
Total Investment Company 25,259,400 – – 25,259,400
Money Market Funds 1,190,781 – – 1,190,781
Total Investments in Securities $ 317,431,380 $ – $ – $ 317,431,380
(1)
See the Schedule of Investments for industry classifications.